Condensed Consolidated Statement of Changes in Stockholders Equity (Deficit) (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, amount at Nov. 08, 2019	$ 0	$ 0	$ 0	$ 0
Shares issued for cash, shares		2,661,316
Shares issued for cash, amount	505,506	$ 26,613	478,893
Net income (Loss)	(15,636)			(15,636)
Balance, shares at Dec. 31, 2019		2,661,316
Balance, amount at Dec. 31, 2019	489,870	$ 26,613	478,893	(15,636)
Net income (Loss)	(155,126)			(155,126)
Shares issued to acquire fixed assets, shares		900,000
Shares issued to acquire fixed assets, amount	158,456	$ 9,000	149,456
Balance, shares at Mar. 31, 2020		3,561,316
Balance, amount at Mar. 31, 2020	493,200	$ 35,613	628,349	(170,762)
Balance, shares at Dec. 31, 2019		2,661,316
Balance, amount at Dec. 31, 2019	489,870	$ 26,613	478,893	(15,636)
Net income (Loss)	(17,022)
Balance, shares at Jun. 30, 2020		3,561,316
Balance, amount at Jun. 30, 2020	631,304	$ 35,613	628,349	(32,658)
Balance, shares at Dec. 31, 2019		2,661,316
Balance, amount at Dec. 31, 2019	489,870	$ 26,613	478,893	(15,636)
Shares issued for cash, shares		26,609,186
Shares issued for cash, amount	4,786,110	$ 266,092	4,520,018
Net income (Loss)	10,641			10,641
Balance, shares at Dec. 31, 2020		29,270,502
Balance, amount at Dec. 31, 2020	5,286,621	$ 292,705	4,998,911	(4,995)
Balance, shares at Mar. 31, 2020		3,561,316
Balance, amount at Mar. 31, 2020	493,200	$ 35,613	628,349	(170,762)
Net income (Loss)	138,104			138,104
Balance, shares at Jun. 30, 2020		3,561,316
Balance, amount at Jun. 30, 2020	631,304	$ 35,613	628,349	(32,658)
Balance, shares at Dec. 31, 2020		29,270,502
Balance, amount at Dec. 31, 2020	5,286,621	$ 292,705	4,998,911	(4,995)
Net income (Loss)	123,333			123,333
Balance, shares at Mar. 31, 2021		29,270,502
Balance, amount at Mar. 31, 2021	5,409,954	$ 292,705	4,998,911	118,338
Balance, shares at Dec. 31, 2020		29,270,502
Balance, amount at Dec. 31, 2020	5,286,621	$ 292,705	4,998,911	(4,995)
Net income (Loss)	388,815
Balance, shares at Jun. 30, 2021		29,270,502
Balance, amount at Jun. 30, 2021	5,675,436	$ 292,705	4,998,911	383,820
Balance, shares at Mar. 31, 2021		29,270,502
Balance, amount at Mar. 31, 2021	5,409,954	$ 292,705	4,998,911	118,338
Net income (Loss)	265,482			265,482
Balance, shares at Jun. 30, 2021		29,270,502
Balance, amount at Jun. 30, 2021	$ 5,675,436	$ 292,705	$ 4,998,911	$ 383,820